Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Tse Shing Fung (a director of the Company), for making decisions, allocating resources and assessing performance.

Although the CODM reviews results analyzed by project, this analysis is only presented at the revenue and overall profitability level, with no regular allocation of significant expense categories to individual projects for internal management-reporting purposes. Based on management’s assessment, the Company has only one operating segment and one reportable segment – the provision of wet trades works and related ancillary works to customers in Hong Kong.

For the years ended March 31, 2026, 2025 and 2024, substantially all of the Company’s revenue and assets were located in or derived from Hong Kong, and therefore no geographical segment or entity-wide geographical disclosures are presented.

The CODM primarily utilizes net (loss)/income to assess the performance of the single operating segment and to make decisions about the allocation of resources. The following table presents the significant revenue and expense categories in the Company’s single operating segment for the years ended March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Revenue	23,555,839	23,318,482	20,628,643
Expenses	(31,347,551)	(21,813,083)	(19,103,222)
Income tax (expense)	(213,018)	(229,517)	(229,218)
Net (loss)/income of single operating segment	(8,004,730)	1,275,882	1,296,203

There is no other measure of segment assets or liabilities regularly reviewed by the CODM other than as reflected in the consolidated balance sheets.